Fair Value Measurement - Summary of Changes in Fair Value of Common and Preferred Stock Warrants (Detail) - Warrants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 2,140,532	$ 981,747
Warrant liability incurred	135,222	2,322,042
Change in fair value included in expense	200,936	(782,112)
Warrant liability reclassified to additional paid-in capital	(2,475,620)	(381,145)
Ending Balance	$ 1,070	$ 2,140,532